Share-Based Payment - Summary of Restricted Share Activity (Details) - Restricted Shares - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares, Outstanding	2,077,560	3,228,278	4,378,996
Number of shares, Vested	1,150,718	1,150,718	1,150,718
Number of shares, Outstanding	514,912	2,077,560	3,228,278
Number of shares, Cancelled and Forfeited	411,930